INCOME TAXES (DETAILS 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 28, 2012	Dec. 30, 2011	Dec. 31, 2010
Current components of income tax expense:
Federal									$ 152.3	$ 78.3	$ 85.9
State and local									35.9	17.6	19.0
Foreign									18.3	19.2	11.8
Subtotal									206.5	115.1	116.7
Deferred components of income tax expense:
Federal									(10.5)	(19.0)	8.5
State and local									1.0	(0.8)	3.9
Foreign									(7.1)	(3.5)	(1.5)
Subtotal									(16.6)	(23.3)	10.9
Total income tax expense (benefit)	34.7	66.1	40.5	48.6	46.8	(39.5)	45.5	39.0	189.9	91.8	127.6
Geographic areas income before income taxes [Abstract]
Income before income taxes: United States									534.9	(316.2)	430.9
Income before income taxes: International									80.8	70.7	82.9
Total income (loss) before income taxes and noncontrolling interests									615.7	(245.5)	513.8
Current deferred tax assets (liabilities):
Receivable allowances	6.7				4.5				6.7	4.5	6.1
Net operating losses	1.6				1.2				1.6	1.2	3.9
Estimated loss accruals	43.6				39.8				43.6	39.8	38.7
State income taxes	0.1				2.9				0.1	2.9	3.2
Payroll-related accruals	89.8				85.0				89.8	85.0	74.4
Self-insurance reserves	8.8				6.8				8.8	6.8	4.9
Unearned revenue	3.1				(2.0)				3.1	(2.0)	0.1
Deferred compensation and post-retirement benefit accruals	3.2				3.1				3.2	3.1	3.7
Other	4.2				2.0				4.2	2.0	1.4
Gross current deferred tax assets	161.1				143.3				161.1	143.3	136.4
Valuation allowance	(10.5)				(8.1)				(10.5)	(8.1)	(7.4)
Current deferred tax assets	150.6				135.2				150.6	135.2	129.0
Revenue on retained accounts receivable	(17.0)				(7.0)				(17.0)	(7.0)	(5.4)
Timing of income from partnerships and limited liability companies	(25.6)				(13.8)				(25.6)	(13.8)	8.2
Costs and accrued earnings in excess of billings on contracts	(35.1)				(40.7)				(35.1)	(40.7)	(37.4)
Prepaid expenses	(5.3)				(10.7)				(5.3)	(10.7)	(11.1)
Current deferred tax liabilities	(83.0)				(72.2)				(83.0)	(72.2)	(45.7)
Net current deferred tax assets	67.6				63.0				67.6	63.0	83.3
Non-Current deferred tax assets (liabilities):
Deferred compensation and post-retirement benefit accruals	144.6				111.9				144.6	111.9	104.0
Self-insurance reserves	29.4				33.5				29.4	33.5	35.0
Property, plant and equipment	2.0				9.2				2.0	9.2	3.3
Foreign tax credits	7.1				7.1				7.1	7.1	7.1
Income tax credits	8.0				3.4				8.0	3.4	3.2
Rental accruals	21.6				16.3				21.6	16.3	9.2
Net operating losses	130.6				107.2				130.6	107.2	108.0
Other reserves	18.8				14.7				18.8	14.7	25.3
Gross non-current deferred tax assets	362.1				303.3				362.1	303.3	295.1
Valuation allowance	(127.1)				(115.9)				(127.1)	(115.9)	(96.7)
Net non-current deferred tax assets	235.0				187.4				235.0	187.4	198.4
Goodwill and other intangibles	(348.1)				(273.0)				(348.1)	(273.0)	(343.6)
Foreign subsidiary outside basis difference	(2.0)				(0.7)				(2.0)	(0.7)	(0.3)
Domestic subsidiary outside basis difference	(144.8)				(144.8)				(144.8)	(144.8)	(145.5)
Market value adjustment on acquired assets	(4.4)				(4.4)				(4.4)	(4.4)	(4.4)
Property, plant and equipment	(64.0)				(41.0)				(64.0)	(41.0)	(31.5)
Non-current deferred tax liabilities	(563.3)				(463.9)				(563.3)	(463.9)	(525.3)
Net non-current deferred tax liabilities	(328.3)				(276.5)				(328.3)	(276.5)	(326.9)
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefits beginning balance				16.7				21.5	16.7	21.5	25.2
Gross increase - tax positions in prior years									1.2	2.7	1.1
Gross decrease - tax positions in prior years									(1.2)	(3.6)	(1.5)
Gross increase - current period tax positions									1.2		1.4
Settlements									(0.2)	(0.2)	(0.2)
Lapse of statute of limitations									(2.4)	(3.7)	(5.3)
Unrecognized tax benefits acquired in current year									0.1		0.8
Unrecognized tax benefits ending balance	15.4				16.7				15.4	16.7	21.5
Unrecognized tax benefits (Textuals) [Abstract]
Unrecognized tax benefits that would impact effective tax rate	11.4								11.4
Unrecognized tax benefits in interest expense and penalties									(1.4)	(1.4)	1.5
Accrued unrecognized tax benefits in interest expense and penalties	5.3				6.7				5.3	6.7	8.1
Reasonably possible change in unrecognized tax benefit	$ 2.7								$ 2.7